UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2015
Date of reporting period: February 28, 2015

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period are as follows:

Saturna Investment Trust, Sextant Short Term Bond Fund

Corporate Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications
America Movil Sab De CV	2.375% due 09/08/2016	$250,000	$253,975	3.3%
		250,000	253,975	3.3%

Consumer Discretionary
American Honda	1.50% due 09/11/2017	250,000	251,927	3.3%
Cintas Corp No. 2	6.125% due 12/01/2017	270,000	301,775	3.9%
International Game Technology	7.50% due 06/15/2019	250,000	267,340	3.5%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	226,697	2.9%
		996,000	1,047,739	13.6%

Consumer Staples
Coca Cola Hellenic	5.50% due 09/17/2015	175,000	178,885	2.3%
Sara Lee	2.75% due 09/15/2015	245,000	247,517	3.2%
		420,000	426,402	5.5%

Energy
Enbridge (Pipeline)	5.60% due 04/01/2017	200,000	214,778	2.8%
Petrobras International Finance	6.125% due 10/06/2016	250,000	248,898	3.2%
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	211,797	2.8%
		639,000	675,473	8.8%

Financials
BNP Paribas	2.375% due 09/14/2017	250,000	254,853	3.3%
General Electric Capital	5.625% due 09/15/2017	250,000	277,269	3.6%
Jefferies Group	8.50% due 07/15/2019	265,000	316,487	4.1%
Murray Street Trust 1	4.647% due 03/09/2017	300,000	318,854	4.2%
Simon Property Group	5.10% due 06/15/2015	220,000	222,802	2.9%
		1,285,000	1,390,265	18.1%

Industrials
ABB Finance	1.625% due 05/08/2017	250,000	252,553	3.3%
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	218,842	2.8%
		450,000	471,395	6.1%

Materials
Air Products & Chemicals	1.20% due 10/15/2017	250,000	249,849	3.2%
Potash Corp of Saskatchewan	3.25% due 12/01/2017	250,000	261,922	3.4%
Sherwin Williams	1.35% due 12/15/2017	250,000	249,907	3.3%
		750,000	761,678	9.9%

Technology
Broadridge Financial Solutions	6.125% due 06/01/2017	275,000	297,925	3.9%
Oracle	5.75% due 04/15/2018	250,000	282,874	3.7%
		525,000	580,799	7.6%

Utilities
Georgia Power	5.70% due 06/01/2017	250,000	275,194	3.6%
LaClede Gas	2.00% due 08/15/2018	300,000	299,950	3.9%
		550,000	575,144	7.5%

Total Corporate Bonds		5,865,000	6,182,870	80.4%

Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
United States Treasury Notes
United States Treasury Note	2.50% due 06/30/2017	143,000	148,731	1.9%
United States Treasury Note	2.75% due 12/31/2017	142,000	149,078	1.9%
United States Treasury Note	2.625% due 01/31/2018	141,000	147,598	1.9%
United States Treasury Note	2.75% due 02/15/2019	200,000	211,188	2.8%
		626,000	656,595	8.5%

Municipal Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Revenue
Kansas City Special Facility Revenue	4.25% due 09/01/2016	110,000	112,094	1.5%
		110,000	112,094	1.5%

Total investments	(Cost = $6,956,727)	$6,601,000	6,951,559	90.4%
Other assets (net of liabilities)			737,225	9.6%
Total net assets			$7,688,784	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Consumer Discretionary
AutoZone	5.50% due 11/15/2015	$95,000	$98,140	1.2%
		95,000	98,140	1.2%

Energy
Baker Hughes	6.875% due 01/15/2029	100,000	128,429	1.5%
Canadian Natural Resources	6.45% due 06/30/2033	225,000	262,695	3.1%
ConocoPhillips	6.00% due 01/15/2020	150,000	175,211	2.1%
		475,000	566,335	6.7%

Financials
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	247,466	2.9%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	129,730	1.6%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	263,749	3.1%
		575,000	640,945	7.6%

Health Care
Becton Dickinson	6.70% due 08/01/2028	240,000	314,312	3.7%
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	299,702	3.5%
Pharmacia	6.50% due 12/01/2018	100,000	116,920	1.4%
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	263,805	3.1%
		805,000	994,739	11.7%

Industrials
Boeing	6.125% due 02/15/2033	215,000	290,842	3.4%
Deere & Co.	8.10% due 05/15/2030	95,000	144,961	1.7%
		310,000	435,803	5.1%

Materials
Air Products & Chemicals	8.75% due 04/15/2021	50,000	65,420	0.8%
BHP Finance USA	5.25% due 12/15/2015	125,000	129,731	1.5%
Vale Canada (Inco)	7.20% due 09/15/2032	275,000	289,105	3.4%
		450,000	484,256	5.7%

Technology
EMC	3.375% due 06/01/2023	330,000	335,168	4.0%
		330,000	335,168	4.0%

Utilities
Entergy Louisiana	5.40% due 11/01/2024	200,000	237,291	2.8%
Florida Power & Light	5.95% due 10/01/2033	100,000	134,767	1.6%
Puget Sound Energy	7.02% due 12/01/2027	237,000	309,629	3.6%
		537,000	681,687	8.0%

Total Corporate Bonds		3,577,000	4,237,073	50.0%

Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Foreign Government Bonds
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	234,758	2.8%
		175,000	234,758	2.8%

United States Treasury Bonds
United States Treasury Bond	5.375% due 02/15/2031	400,000	563,875	6.6%
		400,000	563,875	6.6%

United States Treasury Notes
United States Treasury Note	5.25% due 02/15/2029	170,000	231,067	2.7%
		170,000	231,067	2.7%

Total Government Bonds		745,000	1,029,700	12.1%

Municipal Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	280,320	3.3%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	157,008	1.9%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	225,656	2.7%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	166,544	2.0%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	199,777	2.4%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	173,010	2.0%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	232,204	2.7%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	256,584	3.0%
		1,530,000	1,691,103	20.0%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	335,428	3.9%
Johnson Co. KS Bldg. Ls./Pr. Rev. BAB	4.60% due 09/01/2026	250,000	259,468	3.1%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	193,605	2.3%
		660,000	788,501	9.3%

Total Municipal Bonds		2,190,000	2,479,604	29.3%

Total investments	(Cost = $7,202,268)	$6,512,000	7,746,377	91.4%
Other assets (net of liabilities)			730,390	8.6%
Total net assets			$8,476,767	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stock	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
Telenor	3,500	70,475	Norway	0.8%
		70,475		0.8%

Consumer Discretionary
Airlines
LATAM Airlines ADS[2]	10,048	106,207	Chile	1.2%

Apparel, Footwear & Accessory Design
Prada ADR	3,500	42,203	Italy	0.4%

Automobiles
Bayerische Motoren Werke	500	63,344	Germany	0.7%

Home Products Stores
Lowe's	2,000	148,180		1.7%

		359,934		4.0%

Consumer Staples
Beverages
Ambev ADR	10,000	64,500	Brazil	0.7%
PepsiCo	1,000	98,980		1.1%
		163,480		1.8%

Household Products
Kimberly-Clark	925	101,436		1.1%
Procter & Gamble	900	76,617		0.9%
Unilever ADS	1,850	81,604	United Kingdom	0.9%
		259,657		2.9%

Packaged Foods
Nestle' ADS	1,000	78,145	Switzerland	0.9%
		501,282		5.6%

Energy
Exploration & Production
ConocoPhillips	2,000	130,400		1.5%
Devon Energy	1,800	110,862		1.2%
		241,262		2.7%

Integrated Oils
Statoil ADS	6,003	112,916	Norway	1.3%
Total ADS	1,100	58,993	France	0.7%
		171,909		2.0%

Midstream - Oil & Gas
Williams Companies	2,000	98,080		1.1%
		511,251		5.8%

Financials
Banks
PNC Bank	1,250	114,950		1.3%
Toronto-Dominion Bank	2,500	109,625	Canada	1.2%
		224,575		2.5%

Diversified Banks
HSBC ADS	3,024	134,931		1.5%

Property & Casualty Insurance
Chubb	1,500	150,675		1.7%
		510,181		5.7%

Health Care
Biotech
Medivation[2]	1,500	176,295		2.0%

Health Care Supply Chain
Express Scripts[2]	2,000	169,580		1.9%

Large Pharma
Johnson & Johnson	900	92,259		1.0%
Novo Nordisk ADS	2,750	131,313	Denmark	1.5%
		223,572		2.5%

Life Science Equipment
Abbott Laboratories	2,000	94,740		1.0%

Specialty Pharma
Salix Pharmaceuticals[2]	1,000	157,200		1.8%
		821,387		9.2%

Industrials
Commercial & Residential Building Equipment & Systems
Honeywell International	1,250	128,475		1.4%

Fabricating Metal & Hardware
Valmont Industries	750	93,488		1.1%

Flow Control Equipment
Parker Hannifin	500	61,345		0.7%

Infrasctructure Construction
CCR	1,500	8,808	Brazil	0.1%

Rail Freight
Canadian National Railway	1,600	110,624	Canada	1.2%
		402,740		4.5%

Materials
Basic & Diversified Chemicals
Praxair	700	89,530		1.0%

Containers & Packaging
3M	1,200	202,380		2.3%

Specialty Chemicals
BASF ADR	400	38,280	Germany	0.4%
RPM International	2,000	101,100		1.2%
		139,380		1.6%

Steel Producers
Nucor	800	37,624		0.4%

Steel Raw Material Suppliers
BHP Billiton ADS	650	34,138	Australia	0.4%
		503,052		5.7%

Technology
Semiconductor Devices
Qualcomm	1,750	126,892		1.4%
Xilinx	2,500	105,925		1.2%
		232,817		2.6%

Semiconductor Manufacturing
Taiwan Semiconductor ADS	3,034	74,424	Taiwan	0.9%
		307,241		3.5%

Utilities
Integrated Utilities
NextEra Energy	1,250	129,325		1.5%

Power Generation
NRG Energy	5,000	119,900		1.3%

Utility Networks
Sempra Energy	1,000	108,200		1.2%
		357,425		4.0%

Total Common Stocks		$4,344,968		48.8%

Corporate Bond	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications
America Movil	5.00% due 03/30/2020	$100,000	$112,875	1.3%
Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	201,188	2.2%
		250,000	314,063	3.5%

Consumer Discretionary
ADT Corp	4.125% due 06/15/2023	150,000	142,875	1.6%
		150,000	142,875	1.6%

Consumer Staples
Coca Cola Hellenic	5.50% due 09/17/2015	100,000	102,220	1.1%
		100,000	102,220	1.1%

Energy
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	104,679	1.2%
		100,000	104,679	1.2%

Financials
American Express	5.50% due 09/12/2016	100,000	106,781	1.2%
Blackstone Holdings	5.875% due 03/15/2021	100,000	116,955	1.3%
Branch Banking & Trust	5.625% due 09/15/2016	100,000	106,674	1.2%
General Electric Capital	5.35% due 04/15/2022	101,000	115,393	1.3%
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	55,633	0.6%
Partnerre Finance B LLC	5.50% due 06/01/2020	100,000	113,179	1.3%
Western Union	5.93% due 10/01/2016	30,000	32,100	0.4%
Wilmington Trust Corp	8.5% due 04/02/2018	100,000	117,657	1.3%
		681,000	764,372	8.6%

Health Care
Becton Dickinson	3.125% due 11/08/2021	100,000	102,273	1.2%
		100,000	102,273	1.2%

Industrials
Emerson Electric	5.375% due 10/15/2017	100,000	110,397	1.2%
John Deere Capital Corp	2.25% due 06/07/2016	100,000	102,010	1.2%
Joy Global	6.00% due 11/15/2016	100,000	107,544	1.2%
Ryder Systems	5.85% due 11/01/2016	100,000	107,116	1.2%
Tyco International	8.50% due 01/15/2019	100,000	121,634	1.4%
		500,000	548,701	6.2%

Materials
Air Products & Chemicals	4.375% due 08/21/2019	100,000	109,388	1.2%
		100,000	109,388	1.2%

Technology
Cisco Systems	2.90% due 03/04/2021	100,000	103,840	1.2%
Hewlett-Packard	2.35% due 03/15/2015	100,000	100,058	1.1%
		200,000	203,898	2.3%

Total corporate bonds		2,181,000	2,392,469	26.9%

Government Agency Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Mortgage Finance
Fannie Mae	2.00% due 05/16/2017	200,000	203,554	2.3%
		200,000	203,554	2.3%

Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Foreign Government Bonds
Government of Mexico	4.00% due 10/02/2023	100,000	106,625	1.2%
New Zealand Government	5.50% due 04/15/2023	100,000	87,355	1.0%
Republic of Chile	3.875% due 08/05/2020	200,000	218,000	2.4%
		400,000	411,980	4.6%

Municipal Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Lake Washington SD #414, WA BAB	4.906% due 12/01/2027	100,000	111,335	1.2%
Skagit SD#1	4.613% due 12/01/2022	100,000	112,610	1.3%
		200,000	223,945	2.5%

Revenue
New York City Housing Development	2.65% due 05/01/2021	100,000	102,245	1.2%
		100,000	102,245	1.2%

Total municipal bonds		300,000	326,190	3.7%

Total investments	(Cost = $6,468,377)		7,679,161	86.3%
Other assets (net of liabilities)			1,214,993	13.7%
Total net assets			$8,894,154	100.0%

[1]Country of domicile unless otherwise indicated; equities are issued from US domiciled companies where no country is listed
[2]Non-income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks	Number of Shares		Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
Orange ADS	10,000		$182,000	France	2.2%
SK Telecom ADS	6,200		180,234	South Korea	2.2%
Telenor	7,000		140,950	Norway	1.7%
Vodafone Group ADS	4,790		165,543	United Kingdom	2.0%
			668,727		8.1%

Consumer Discretionary
Automobiles
Daimler	2,200		213,594	Germany	2.6%

Lodging
Whistler Blackcomb	13,000		206,423	Canada	2.5%

Specialty Apparel Stores
Reitmans	17,400		100,076	Canada	1.2%
			520,093		6.3%

Consumer Staples
Household Products
Unilever	3,700		160,839	Netherlands	1.9%
			160,839		1.9%

Energy
Exploration and Production
CNOOC	1,400		201,460	China	2.4%

Integrated Oils
Royal Dutch Shell ADS	3,000		196,110	United Kingdom	2.4%
Total ADS	3,800		203,794	France	2.5%
			399,904		4.9%
			601,364		7.3%

Financials
Banks
Malayan Banking	32,000		81,652	Malaysia	1.0%
NY Community Bancorp	10,000		166,100	United States	2.0%
			247,752		3.0%

Diversified Banks
Banco Santander ADS	16,500		120,120	Spain	1.5%
Itau Unibanco ADS	12,260		156,683	Brazil	1.9%
			276,803		3.4%

Investment Companies
Groupe Bruxelles Lambert	1,800		157,640	Belgium	1.9%
			682,195		8.3%

Health Care
Large Pharma
GlaxoSmithKline ADS	3,100		147,002	United Kingdom	1.8%
Novartis ADS	1,900		194,560	Switzerland	2.3%
			341,562		4.1%

Industrials
Infrastructure Construction
CCR	30,000		176,169	Brazil	2.1%
Hopewell Highway Infrastructure	325,000		157,149	China	1.9%
			333,318		4.0%

Materials
Precious Metal Mining
Sibanye Gold ADS	11,000		116,490	South Africa	1.4%

Specialty Chemicals
BASF	2,300		220,110	Germany	2.7%
			336,600		4.1%

Technology
Semiconductor Devices
Microchip Technology	4,000		205,080	United States	2.5%
			205,080		2.5%

Utilities
Electric & Gas Marketing & Trading
E.ON ADR	8,000		128,800	Germany	1.6%

Power Generation
GDF Suez ADR	5,600		123,648	France	1.5%
			252,448		3.1%

Total Common Stocks			4,102,226		49.7%

Preferred Stock	Number of Shares		Market Value	Country[1]	Percentage of Assets
Financials
Institutional Brokerage
JPM Chase Capital Pfd C 6.70%	5,000		127,200	United States	1.6%
Morgan Stanley Cap Tr Cum. Pfd 6.60%	4,500		116,145	United States	1.4%
			$243,345		3.0%

Corporate Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Consumer Discretionary
ADT	4.125% due 06/15/2023	$150,000	$142,875	United States	1.7%
Best Buy	3.75% due 03/15/2016	62,000	63,240	United States	0.8%
GAP	5.95% due 04/12/2021	100,000	114,336	United States	1.4%
Hanesbrands	6.375% due 12/15/2020	150,000	159,750	United States	1.9%
Rent-A-Center	6.625% due 11/15/2020	200,000	189,000	United States	2.3%
Toys R Us Property Co. II	8.50% due 12/01/2017	150,000	150,000	United States	1.8%
		812,000	819,201		9.9%

Consumer Staples
Elizabeth Arden	7.375% due 03/15/2021	47,000	42,300	United States	0.5%
Grupo Bimbo	4.875% due 06/27/2044	200,000	209,492	Mexico	2.5%
Refresco Group	7.375% due 05/15/2018	125,000	146,184	Netherlands	1.8%
San Miguel	4.875% due 04/26/2023	200,000	184,500	Philippines	2.2%
		572,000	582,476		7.0%

Energy
Chesapeake Midstream Partners	6.125% due 07/15/2020	125,000	135,938	United States	1.6%
Goodrich Petroleum	8.875% due 03/15/2019	400,000	176,000	United States	2.1%
Petrobras International Finance	6.875% due 01/20/2040	50,000	43,210	Brazil	0.5%
Petrobras International Finance	6.75% due 07/27/2041	80,000	68,364	Brazil	0.9%
Star Gas Partners	8.875% due 12/01/2017	93,000	95,790	United States	1.2%
		748,000	517,270		6.3%

Materials
Allegheny Technologies	5.875% due 05/15/2023	150,000	160,701	United States	2.0%
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	101,399	South Africa	1.2%
		250,000	262,100		3.2%

Technology
Amkor Technology	7.375% due 05/01/2018	150,000	154,125	United States	1.9%
Hewlett Packard	4.65% due 12/09/2021	100,000	109,646	United States	1.3%
		250,000	263,771		3.2%

Utilities
Iberdrola International Perpetual	5.75% due 02/27/2049	100,000	123,257	Spain	1.5%
		100,000	123,257		1.5%

Total Corporate Bonds		$2,732,000	$2,568,075		31.1%

Government Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Foreign Government Bonds
Colombia Republic	8.375% due 02/15/2027	$125,000	$157,656	Colombia	1.9%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 2,000,000	142,082	Mexico	1.7%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	80,090	South Africa	1.0%
Ukraine Government	9.25% due 07/24/2017	$300,000	127,650	Ukraine	1.6%
			507,478		6.2%

Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
General Obligation
Puerto Rico Commonwealth	4.00% due 07/01/2021	$130,000	$95,225	Puerto Rico	1.2%
Puerto Rico Commonwealth[2]	4.125% due 07/01/2022	50,000	35,566	Puerto Rico	0.4%
		180,000	130,791		1.6%

Revenue
Colony TX Local Development Revenue	7.00% due 10/01/2027	100,000	104,257	United States	1.2%
Puerto Rico Aqueduct & Sewer Revenue[2]	5.00% due 07/01/2019	70,000	56,385	Puerto Rico	0.7%
		170,000	160,642		1.9%

Total Municipal Bonds		$350,000	291,433		3.5%

Total investments	(Cost = $7,459,445)		7,712,557		93.5%
Other assets (net of liabilities)			536,250		6.5%
Total net assets			$8,248,807		100.0%
[1]Country of domicile.
[2]Indicates an odd lot. See note regarding odd lot securities.

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Facebook[1]	16,201	1,279,393	2.7%
Google Class A1	926	520,995	1.1%
Google Class C1	585	326,664	0.7%
		2,127,052	4.5%

Consumer Discretionary
Airlines
Alaska Air	15,250	970,663	2.1%
Delta Air Lines	41,203	1,834,358	3.9%
		2,805,021	6.0%

Auto Parts
Borg-Warner Automotive	22,390	1,376,089	2.9%
Johnson Controls	2,419	122,909	0.3%
		1,498,998	3.2%

Automobiles
Ford Motor	43,010	702,783	1.5%

E-Commerce Discretionary
Amazon.com[1]	1,125	427,680	0.9%
eBay[1]	15,090	873,862	1.9%
		1,301,542	2.8%

Home & Office Product Wholesalers
Fastenal	19,037	790,987	1.7%

Home Improvement
Stanley Black & Decker	3,600	354,024	0.7%

Home Products Stores
Lowe's	15,000	1,111,350	2.4%

Recreational Vehicles
Polaris Industries	1,547	237,202	0.5%

Restaurants
Starbucks	4,107	383,943	0.8%

Specialty Apparel Stores
TJX	7,086	486,383	1.0%
		9,672,233	20.6%

Consumer Staples
Food & Drug Stores
CVS Health	11,186	1,161,890	2.5%

Mass Merchants
Costco Wholesale	1,500	220,440	0.5%

Packaged Food
Hain Celestial[1]	12,002	750,485	1.6%
Mead Johnson Nutrition	1,211	126,864	0.2%
		877,349	1.8%
		2,259,679	4.8%

Financials
Consumer Finance
FLEETCOR Technologies[1]	3,369	516,906	1.1%

Investment Management
BlackRock	2,497	927,436	2.0%
Invesco	20,044	807,172	1.7%
		1,734,608	3.7%

Property & Casualty Insurance
Chubb	3,400	341,530	0.7%
		2,593,044	5.5%

Health Care
Biotech
Amgen	1,980	312,286	0.7%
Gilead Sciences[1]	3,400	352,002	0.7%
Medivation[1]	10,326	1,213,615	2.6%
		1,877,903	4.0%

Health Care Supply Chain
Express Scripts Holding[1]	8,189	694,345	1.5%

Large Pharma
Johnson & Johnson	10,000	1,025,100	2.2%

Life Science Equipment
Abbott Laboratories	20,799	985,249	2.1%
Agilent Technologies	11,800	498,078	1.1%
		1,483,327	3.2%

Specialty Pharma
Salix Pharmaceuticals[1]	6,737	1,059,056	2.2%
		6,139,731	13.1%

Industrials
Aircraft & Parts
Boeing	5,831	879,606	1.9%

Building Sub Contractors
EMCOR	16,477	725,482	1.5%

Commercial & Residential Building Equipment & Systems
Honeywell International	10,000	1,027,800	2.2%

Courier Services
United Parcel Service	6,000	610,380	1.3%

Engine & Transmission
Power Solutions International[1]	17,041	963,328	2.0%

Industrial Machinery
Middleby[1]	2,241	238,913	0.5%

Measurement Instruments
Keysight Technologies[1]	5,900	221,486	0.5%

Metalworking Machinery
Lincoln Electric	12,000	828,480	1.8%

Pollution Control Equipment
Hudson Technologies[1]	24,853	96,927	0.2%

Rail Freight
Norfolk Southern	7,000	764,120	1.6%
Union Pacific	9,180	1,103,987	2.4%
		1,868,107	4.0%
		7,460,509	15.9%

Materials
Specialty Chemicals
Ashland	9,584	1,223,110	2.6%
		1,223,110	2.6%

Technology
Application Software
Adobe Systems[1]	13,541	1,071,093	2.3%
Intuit	9,000	878,670	1.9%
		1,949,763	4.2%

Communications Equipment
Apple	18,477	2,373,555	5.1%
Cisco Systems	10,000	295,100	0.6%
F5 Networks[1]	12,112	1,430,609	3.0%
		4,099,264	8.7%

Computer Hardware & Storage
EMC	23,337	675,373	1.4%
Western Digital	7,059	755,172	1.6%
		1,430,545	3.0%

Infrastructure Software
Microsoft	4,861	213,155	0.5%
Oracle	15,000	657,300	1.4%
		870,455	1.9%

Semiconductor Devices
Microchip Technology	14,377	737,109	1.6%
Qualcomm	9,561	693,268	1.5%
SanDisk	11,311	904,088	1.9%
		2,334,465	5.0%
		10,684,492	22.8%

Total investments	(cost = $24,548,541)	42,159,850	89.8%
Other assets (net of liabilities)		4,790,581	10.2%
Total net assets		$46,950,431	100.0%

[1]Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Publishing & Broadcasting
Pearson ADS	90,000	$1,966,500	United Kingdom	2.0%

Telecom Carriers
BCE	50,000	2,190,500	Canada	2.2%
SK Telecom ADR	30,000	872,100	South Korea	0.9%
Telefonica ADS	173,365	2,685,424	Spain	2.7%
Telenor	100,000	2,013,573	Norway	2.1%
Telus	50,000	1,778,000	Canada	1.8%
Turkcell Iletisim Hizmetleri ADS[2]	75,000	987,750	Turkey	1.0%
		10,527,347		10.7%
		12,493,847		12.7%

Consumer Discretionary
Airlines
Copa Holdings	30,000	3,416,400	Panama	3.5%

Automobiles
Toyota Motor ADS	32,000	4,331,840	Japan	4.4%

E-Commerce Discretionary
MercadoLibre	10,000	1,309,700	Argentina[3]	1.3%

Lodging
Belmond[2]	310,000	3,791,300	Bermuda	3.9%
		12,849,240		13.1%

Consumer Staples
Beverages
Fomento Economico Mexico ADS	30,000	2,857,800	Mexico	2.9%

Food & Drug Stores
Carrefour ADS	170,000	1,110,100	France	1.1%

Household Products
Unilever ADS	75,000	3,308,250	United Kingdom	3.4%
		7,276,150		7.4%

Energy
Integrated Oils
Cenovus	60,000	1,037,400	Canada	1.1%
Statoil ADS	60,000	1,128,600	Norway	1.1%
Total ADS	45,000	2,413,350	France	2.5%
		4,579,350		4.7%

Financials
Banks
Australia & New Zealand Banking ADS	80,000	2,208,000	Australia	2.3%
Toronto-Dominion Bank	80,000	3,508,000	Canada	3.6%
		5,716,000		5.9%

Diversified Banks
Banco Santander ADS	111,428	811,196	Spain	0.8%
Mitsubishi UFJ Financial ADS	300,000	1,959,000	Japan	2.0%
		2,770,196		2.8%
		8,486,196		8.7%

Health Care
Health Care Supply Chain
Sinopharm Group	250,000	874,128	China	0.9%

Large Pharma
GlaxoSmithKline ADS	44,000	2,086,480	United Kingdom	2.1%
Novartis ADS	60,000	6,144,000	Switzerland	6.3%
Novo Nordisk ADS	125,000	5,968,750	Denmark	6.1%
Sanofi ADS	40,000	1,954,400	France	2.0%
		16,153,630		16.5%

Medical Equipment
Koninklijke Philips NVR	20,000	598,600	Netherlands	0.6%

Specialty Pharma
Shire ADS	10,000	2,419,100	Ireland	2.4%
		20,045,458		20.4%

Materials
Agricultural Chemicals
Potash Corporation of Saskatchewan	39,000	1,400,100	Canada	1.4%
Quimica y Minera ADS	40,000	1,028,000	Chile	1.1%
		2,428,100		2.5%

Basic & Diversified Chemicals
Methanex	20,000	1,086,000	Canada	1.1%

Specialty Chemicals
BASF ADR	40,000	3,828,000	Germany	3.9%

Steel Producers
Tenaris ADR	15,000	428,250	Argentina[3]	0.4%

Steel Raw Material Suppliers
BHP Billiton ADS	30,000	1,575,600	Australia	1.6%
		9,345,950		9.5%

Technology
Application Software
Dassault Systems ADR	60,000	4,201,800	France	4.3%
Nice Systems ADS	80,000	4,669,600	Israel	4.8%
		8,871,400		9.1%

Electronics Components
Nidec ADS	53,406	904,697	Japan	0.9%

Information Services
Wolters Kluwer	180,000	5,842,637	Netherlands	6.0%

Semiconductor Manufacturing
ASML	57,750	6,218,520	Netherlands	6.3%
		21,837,254		22.3%

Utilities
Utility Networks
Korea Electric Power ADS	20,000	413,600	South Korea	0.4%
		413,600		0.4%

Total investments	(cost = $64,860,790)	97,327,045		99.2%
Other assets (net of liabilities)		771,941		0.8%
Total net assets		$98,098,986		100.0%
[1]Country of domicile unless otherwise indicated
[2]Non-income producing
[3]Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Idaho Tax Exempt Fund

Tax-Exempt Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services
Idaho Bond Bank Authority[1]	4.00% due 09/15/2019	$90,000	$98,920	0.6%
Idaho Bond Bank Authority	4.00% due 09/15/2032	405,000	436,497	2.5%
		495,000	535,417	3.1%

General Obligation
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	168,561	1.0%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	158,345	0.9%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	266,455	1.5%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	455,688	2.6%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	101,570	0.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	274,497	1.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	214,756	1.2%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	160,562	0.9%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	299,868	1.7%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	231,008	1.3%
Bonneville Co. ID SCD #91[1]	4.00% due 09/15/2026	50,000	54,931	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	301,282	1.7%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	257,664	1.5%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	107,266	0.6%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	314,275	1.8%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	368,204	2.1%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	217,748	1.3%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	139,841	0.8%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	108,844	0.6%
Jerome, Lincoln & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	129,645	0.7%
Jerome, Lincoln & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	262,508	1.5%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	184,656	1.1%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	223,304	1.3%
Latah Co. ID SCD #281 Moscow	4.00% due 08/15/2027	100,000	114,636	0.7%
Latah Co. ID SCD #281 Moscow	4.00% due 08/15/2028	200,000	226,786	1.3%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	202,086	1.2%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	441,988	2.5%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	269,505	1.6%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2018	75,000	79,358	0.5%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2020	75,000	79,358	0.5%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	238,230	1.4%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	169,696	1.0%
Nampa ID Series B	5.00% due 08/01/2020	200,000	203,942	1.2%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	372,939	2.1%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	375,102	2.2%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	112,487	0.6%
Twin Falls Co. ID SCD #411	4.00% due 09/15/2027	170,000	188,445	1.1%
Twin Falls Co. ID SCD #411	4.25% due 09/15/2030	300,000	332,982	1.9%
Twin Falls Co. ID SCD #411 Series A	4.25% due 09/15/2031	100,000	110,556	0.6%
Twin Falls Co. ID SCD #414 Kimberly	4.25% due 09/15/2028	445,000	510,010	2.9%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2022	135,000	142,962	0.8%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2024	290,000	307,104	1.8%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	222,922	1.3%
		8,935,000	9,702,572	55.8%

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	200,000	236,712	1.4%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	137,163	0.8%
Idaho Health Facility Trinity Health Group	3.25% due 12/01/2028	300,000	298,344	1.7%
		615,000	672,219	3.9%

Municipal Leases
Nez Perce County ID COPS	4.50% due 02/01/2021	150,000	159,017	0.9%
		150,000	159,017	0.9%

Pollution Control
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	110,236	0.6%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	135,257	0.8%
Idaho Bond Bank Authority[1]	4.125% due 09/15/2023	75,000	80,459	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	215,878	1.2%
		510,000	541,830	3.1%

Power Generation
Idaho Falls ID Electric Revenue[1]	6.75% due 04/01/2019	75,000	79,274	0.5%
		75,000	79,274	0.5%

Real Estate
Idaho State Building Authority Revenue	5.00% due 09/01/2031	200,000	230,426	1.3%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	458,808	2.6%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,115	1.4%
		840,000	929,349	5.3%

State Education
Boise State University Revenues	4.50% due 04/01/2027	250,000	265,793	1.5%
Boise State University Revenues	5.00% due 04/01/2034	385,000	432,386	2.5%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	220,367	1.3%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	260,123	1.5%
University of Idaho Revenues	5.00% due 04/01/2032	455,000	519,460	3.0%
		1,535,000	1,698,129	9.8%

Transportation
Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	205,201	1.2%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	274,722	1.6%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	211,736	1.2%
Idaho Housing & Finance Association[1]	5.00% due 07/15/2027	50,000	56,949	0.3%
		710,000	748,608	4.3%

Urban Renewal
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	163,278	1.0%
Boise City ID Urban Renewal Agency Lease Revenue[1]	5.00% due 08/15/2021	90,000	91,610	0.5%
		250,000	254,888	1.5%

Water Supply
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	169,144	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	106,958	0.6%
Idaho Bond Bank Authority	5.00% due 09/15/2026	185,000	198,268	1.1%
Idaho Bond Bank Authority[1]	5.00% due 09/15/2026	65,000	69,220	0.4%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	108,833	0.6%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	383,085	2.2%
		955,000	1,035,508	5.9%

Total investments	(Cost = $15,639,560	$15,070,000	16,356,811	94.1%
Other assets (net of liabilities)			1,018,887	5.9%
Total net assets			$17,375,698	100.0%
[1]Indicates an odd lot. See note regarding odd lot securities.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Short – Term Bond

Corporate Bonds	$ –	$6,182,870[1]	$ –	$6,182,870
Government Bonds	$ –	$656,595[1]	$ –	$656,595
Municipal Bonds	$ –	$112,094[1]	$ –	$112,094
Total Assets	$ –	$6,951,559	$ –	$6,951,559

Bond Income
Corporate Bonds	$ –	$4,237,073[1]	$ –	$4,237,073
Government Bonds	$ –	$1,029,700[1]	$ –	$1,029,700
Municipal Bonds	$ –	$2,479,604[1]	$ –	$2,479,604
Total Assets	$ –	$7,746,377	$ –	$7,746,377

Core Fund
Common Stocks
Communications	$ –	$70,475	$ –	$70,475
Consumer Discretionary	$296,590	$63,344	$ –	$359,934
Consumer Staples	$501,282	$ –	$ –	$501,282
Energy	$511,251	$ –	$ –	$511,251
Financials	$510,181	$ –	$ –	$510,181
Health Care	$821,387	$ –	$ –	$821,387
Industrials	$393,932	$8,808	$ –	$402,740
Materials	$503,052	$ –	$ –	$503,052
Technology	$307,241	$ –	$ –	$307,241
Utilities	$357,425	$ –	$ –	$357,425
Total Common Stocks	$4,202,341	$142,627	$ –	$4,344,968
Corporate Bonds	$ –	$2,392,469[1]	$ –	$2,392,469
Government Agency Bonds	$ –	$203,554[1]	$ –	$203,554
Government Bonds	$ –	$411,980[1]	$ –	$411,980
Municipal Bonds	$ –	$326,190[1]	$ –	$326,190
Total Assets	$4,202,341	$3,476,820	$ –	$7,679,161

Global High Income Fund
Common Stocks
Communications	$527,777	$140,950	$ –	$668,727
Consumer Discretionary	$ –	$520,093	$ –	$520,093
Consumer Staples	$160,839	$ –	$ –	$160,839
Energy	$601,364	$ –	$ –	$601,364
Financials	$442,903	$239,292	$ –	$682,195
Health Care	$341,562	$ –	$ –	$341,562
Industrials	$ –	$333,318	$ –	$333,318
Materials	$336,600	$ –	$ –	$336,600
Technology	$205,080	$ –	$ –	$205,080
Utilities	$252,448	$ –	$ –	$252,448
Total Common Stocks	$2,868,573	$1,233,653	$ –	$4,102,226
Corporate Bonds	$ –	$2,568,075[1]	$ –	$2,568,075
Government Bonds	$ –	$507,478[1]	$ –	$507,478
Municipal Bonds
General Obligation	$ –	$95,225	$35,566	$130,791
Revenue	$ –	$104,257	$56,385	$160,642
Total Municipal Bonds	$ –	$199,482	$91,951	$291,433
Preferred Stocks	$243,345[1]	$ –	$ –	$243,345
Total Assets	$3,111,918	$4,508,688	$91,951	$7,712,557

Growth Fund
Common Stocks	$42,159,850[1]	$ –	$ –	$42,159,850
Total Assets	$42,159,850	$ –	$ –	$42,159,850

International Fund
Common Stocks
Communications	$10,480,274	$2,013,573	$ –	$12,493,847
Consumer Discretionary	$12,849,240	$ –	$ –	$12,849,240
Consumer Staples	$7,276,150	$ –	$ –	$7,276,150
Energy	$4,579,350	$ –	$ –	$4,579,350
Financials	$8,486,196	$ –	$ –	$8,486,196
Health Care	$19,171,330	$874,128	$ –	$20,045,458
Materials	$9,345,950	$ –	$ –	$9,345,950
Technology	$15,994,617	$5,842,637	$ –	$21,837,254
Utilities	$413,600	$ –	$ –	$413,600
Total Assets	$88,596,707	$8,730,338	$ –	$97,327,045

Idaho Tax Exempt Fund
Municipal Bonds
Financial Services	$ –	$436,497	$98,920	$535,417
General Obligation	$ –	$9,488,925	$213,647	$9,702,572
Medical/Hospitals	$ –	$672,219	$ –	$672,219
Municipal Leases	$ –	$159,017	$ –	$159,017
Pollution Control	$ –	$461,371	$80,459	$541,830
Power Generation	$ –	$ –	$79,274	$79,274
Real Estate	$ –	$929,349	$ –	$929,349
State Education	$ –	$1,698,129	$ –	$1,698,129
Transportation	$ –	$691,659	$56,949	$748,608
Urban Renewal	$ –	$163,278	$91,610	$254,888
Water Supply	$ –	$966,288	$69,220	$1,035,508
Total Assets	$ –	$15,666,732	$690,079	$16,356,811

1See Schedule of Investments for industry breakout.

During the period ended February 28, 2015, no Fund had transfers between Level 1 and Level 2.

Global High Income Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 89,857
Total unrealized gains or losses	$ 2,094
Purchases	$ –
Maturity	$ –
Transfers in and/or out of level 3	$ –
Ending Balance	$91,951

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 691,909
Total unrealized gains or losses	$ (1,830)
Purchases	$ –
Called	$ –
Transfers in and/or out of level 3	$ –
Ending Balance	$ 690,079

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under $10,000	– 0.750%
$10,000 – $24,999	– 0.625%
$25,000 – $49,999	– 0.500%
$50,000 – $74,999	– 0.375%
$75,000 – $99,999	– 0.250%
$100,000 and up	none

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended February 28, 2015, the Funds did not hold any derivative instruments.

Federal Income Taxes: The cost basis of investments for federal income tax purposes at February 28, 2015, was as follows:

	Short Term Bond	Bond Income	Core	Global High Income	Growth	International	Idaho Tax Exempt
Cost of investments	$6,956,727	$7,202,268	$6,468,377	$7,459,445	$24,548,541	$64,860,790	$15,639,560
Gross tax unrealized appreciation	43,319	587,028	1,388,469	702,325	17,947,137	36,178,769	747,565
Gross tax unrealized depreciation	(48,487)	(42,919)	(177,685)	(449,213)	(335,828)	(3,712,514)	(30,314)
Net tax unrealized appreciation (depreciation)	($5,168)	$544,109	$1,210,784	$253,112	$17,611,309	$32,466,255	$717,251

Other:
For more information regarding the Sextant Funds please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.sextantfunds.com.

For more information regarding the Idaho Tax-Exempt Fund please see the most recent prospectus, summary prospectus, statement of additional information, and annual report on the Fund's website at www.idahotaxexemptfund.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust mutual fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, visit www.sextantfunds.com or call 800-728-8762. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, visit www.idahotaxexemptfund.com or call 800-728-8762. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 15, 2015

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 15, 2015